RECOVERABLE TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Recoverable Taxes
Schedule of recoverable taxes

		Consolidated
	12/31/2022	12/31/2021
State Value-Added Tax	1,130,843	1,162,900
Brazilian federal contributions (1)	1,862,828	1,352,100
Other taxes	189,087	105,375
	3,182,758	2,620,375

Classified:
Current	1,865,626	1,655,349
Non-current	1,317,132	965,026
	3,182,758	2,620,375
(1)	In a judgment finalized on September 24, 2021, the Federal Supreme Court, with general repercussion, decided for the unconstitutionality of the levy of IRPJ and CSLL on amounts of interest on arrears at the SELIC rate received because of the repetition of undue tax payment. Although the decision is still pending publication, and the Company's specific lawsuit is still pending judgment, based on its best estimate to date CSN reassessed the judgment on this lawsuit, as required by IFRIC 23 and recorded a credit in the amount of R$229,000. After the final and unappealable court decision of the Company's legal action, these amounts will be considered in the tax assessments, in accordance with Federal Tax Authorities of Brazil.